Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 18, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment
	Mr. Wilson		Mr. Kelleher				Based on:
					Average
					Summary	Average
	Summary		Summary		Compensation	Compensation
	Compensation	Compensation	Compensation	Compensation	Table	Actually		Peer Group	Peer Group
	Table	Actually	Table	Actually	Total to	Paid to	GXO Total	Total	Total	GAAP Net	Adjusted
	Total to	Paid to	Total to	Paid to	Other	Other	Shareholder	Shareholder	Shareholder	Income	EBITDA
Fiscal Year	CEO(1)	CEO(1)(3)	CEO(1)	CEO(1)(3)	NEOs(2)	NEOs(2)(3)	Return(4)	Return(4)(5)	Return(4)(6)	($ Millions)	($ Millions)(7)
2025	$4,932,639	$1,963,126	$7,628,275	$7,531,979	$2,913,794	$3,736,191	$83.46	$211.80	$106.28	$36	$881
2024	$5,531,791	($436,193)	$—	$—	$2,151,651	$3,927	$68.97	$171.76(9)	$96.16(9)	$138	$815
2023	$6,733,662	$11,859,635	$—	$—	$2,325,357	$4,188,777	$96.97	$126.59(9)	$97.57(9)	$233	$741
2022	$4,851,558	($9,395,561)	$—	$—	$2,507,302	($1,111,379)	$67.69	$80.94(9)	$88.61(9)	$200	$728
2021	$10,176,933	$19,626,392	$—	$—	$3,347,045	$5,218,189	$144.01(8)	$113.85(8)(9)	$110.27(8)(9)	$161(8)	$611(8)
(1)	During fiscal year 2025, the Company had two individuals serve as Chief Executive Officer. Mr. Wilson served as Chief Executive Officer from January 1, 2025 through August 18, 2025, and Mr. Kelleher served as Chief Executive Officer from August 19, 2025 through December 31, 2025. Compensation actually paid for each individual reflects compensation during the period each served as Chief Executive Officer.
(2)	The Other NEOs were inclusive of Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for 2021 and 2022 and additionally inclusive of Richard Cawston in 2023. For 2024 and 2025, the Other NEOs were inclusive of Baris Oran, Richard Cawston, Karlis Kirsis and Corinna Refsgaard. Amounts presented are averages for the entire group of Other NEOs in each respective year they were NEOs.
(3)

The following tables describe the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”) for fiscal year 2025. Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	CEO(1)	CEO(1)
Prior FYE	12/31/2024	12/31/2024
Current FYE	12/31/2025	12/31/2025
Fiscal Year	2025	2025
Summary Compensation Table Total	$7,628,275	$4,932,639
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,506,536)	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,410,240	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$399,243
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	($76,142)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	($3,292,614)
Compensation Actually Paid	$7,531,979	$1,963,126

Other NEOs(2)
Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025
Summary Compensation Table Total	$2,913,794
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,582,087)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,277,535
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$203,574
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($76,626)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$3,736,191

(4)	TSR, in the case of both the company and the peer groups, for fiscal year 2021 reflects the cumulative return of $100 as if invested on August 2, 2021, the date of the Spin-Off, through the end of the 2021 fiscal year and assumes the reinvestment of dividends. TSR for 2022, 2023, 2024 and 2025 reflects the cumulative return of $100 as if invested from August 2, 2021 through the end of each fiscal year and assumes the reinvestment of dividends.
(5)	The peer group used is the S&P 500 Technology Index.
(6)	The peer group used is the S&P 500 Transportation Index.
(7)	See Annex A for reconciliations of non-GAAP financial measures.
(8)	Reflects the full year 2021, including periods prior to the Spin-Off.
(9)	Minor updates were made to historical peer group TSR numbers to align with the Stock Performance Graph included in the Annual Report on Form 10-K for the year ended December 31, 2025.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	During fiscal year 2025, the Company had two individuals serve as Chief Executive Officer. Mr. Wilson served as Chief Executive Officer from January 1, 2025 through August 18, 2025, and Mr. Kelleher served as Chief Executive Officer from August 19, 2025 through December 31, 2025. Compensation actually paid for each individual reflects compensation during the period each served as Chief Executive Officer.
(2)	The Other NEOs were inclusive of Baris Oran, Karlis Kirsis, Maryclaire Hammond and Elizabeth Fogarty for 2021 and 2022 and additionally inclusive of Richard Cawston in 2023. For 2024 and 2025, the Other NEOs were inclusive of Baris Oran, Richard Cawston, Karlis Kirsis and Corinna Refsgaard. Amounts presented are averages for the entire group of Other NEOs in each respective year they were NEOs.

Peer Group Issuers, Footnote
(4)	TSR, in the case of both the company and the peer groups, for fiscal year 2021 reflects the cumulative return of $100 as if invested on August 2, 2021, the date of the Spin-Off, through the end of the 2021 fiscal year and assumes the reinvestment of dividends. TSR for 2022, 2023, 2024 and 2025 reflects the cumulative return of $100 as if invested from August 2, 2021 through the end of each fiscal year and assumes the reinvestment of dividends.
(5)	The peer group used is the S&P 500 Technology Index.
(6)	The peer group used is the S&P 500 Transportation Index.

Adjustment To PEO Compensation, Footnote	The following tables describe the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”) for fiscal year 2025. Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

	CEO(1)	CEO(1)
Prior FYE	12/31/2024	12/31/2024
Current FYE	12/31/2025	12/31/2025
Fiscal Year	2025	2025
Summary Compensation Table Total	$7,628,275	$4,932,639
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,506,536)	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,410,240	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$399,243
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	($76,142)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	($3,292,614)
Compensation Actually Paid	$7,531,979	$1,963,126

Non-PEO NEO Average Total Compensation Amount			$ 2,913,794	$ 2,151,651	$ 2,325,357	$ 2,507,302	$ 3,347,045
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,736,191	3,927	4,188,777	(1,111,379)	5,218,189
Adjustment to Non-PEO NEO Compensation Footnote	The following tables describe the adjustments to calculate the CAP Amounts from the Summary Compensation Table Amounts (“SCT Amounts”) for fiscal year 2025. Pursuant to the applicable rules, the amounts in the “Stock Awards” column from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable. The fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

Other NEOs(2)
Prior FYE	12/31/2024
Current FYE	12/31/2025
Fiscal Year	2025
Summary Compensation Table Total	$2,913,794
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,582,087)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,277,535
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$203,574
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($76,626)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$3,736,191

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures

The following is a list of the most important financial performance measures used by the company to link compensation actually paid to the NEOs and company performance for the fiscal year ended December 31, 2025.

Financial Performance Measures(1)
Adjusted EBITDA
Free Cash Flow
Organic Revenue
Net New Business
(1)	See “Non-GAAP Financial Measures” in Annex A for additional information.

Total Shareholder Return Amount			$ 83.46	68.97	96.97	67.69	144.01
Peer Group Total Shareholder Return Amount			211.8	171.76	126.59	80.94	113.85
Net Income (Loss)			$ 36,000,000	$ 138,000,000	$ 233,000,000	$ 200,000,000	$ 161,000,000
Company Selected Measure Amount			881,000,000	815,000,000	741,000,000	728,000,000	611,000,000
PEO Name	Mr. Kelleher	Mr. Wilson
Peer Group Total Shareholder Return			$ 106.28	$ 96.16	$ 97.57	$ 88.61	$ 110.27
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(7)	See Annex A for reconciliations of non-GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Organic Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Net New Business
Mr. Wilson
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,932,639	5,531,791	6,733,662	4,851,558	10,176,933
PEO Actually Paid Compensation Amount			1,963,126	$ (436,193)	$ 11,859,635	$ (9,395,561)	$ 19,626,392
Mr. Kelleher
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,628,275
PEO Actually Paid Compensation Amount			7,531,979
PEO | Mr. Wilson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			399,243
PEO | Mr. Wilson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(76,142)
PEO | Mr. Wilson | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,292,614)
PEO | Mr. Kelleher | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,506,536)
PEO | Mr. Kelleher | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,410,240
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,582,087)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,277,535
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			203,574
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (76,626)